Deferred Income Taxes (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2017	Dec. 31, 2016	Dec. 31, 2015
Deferred Income Taxes Details
Net (loss) income for the year	$ (1,960)	$ 6,791	$ (932)
Canadian statutory tax rate	26.00%	26.00%
Income tax expense (benefit) computed at statutory rates	$ (510)	$ 1,766
Temporary differences	12	125
Items not taxable/deductible for income tax purposes	102	(968)
Tax losses and tax offsets recognized/unrecognized in tax asset	502	(847)
Under (over) provided in prior years		(25)
Expired losses	63
Effect of change in tax rates	(107)
Impact of foreign exchange on tax assets and liabilities	(62)	(51)
Deferred income tax recovery